Shareholders' Equity (Details) - USD ($)							1 Months Ended							12 Months Ended
		Oct. 11, 2022	Feb. 08, 2022	Jan. 10, 2019	Jan. 03, 2019	Jul. 04, 2017	Sep. 22, 2023	Sep. 22, 2022	May 19, 2022	May 16, 2022	Jan. 18, 2022	Feb. 22, 2021	Feb. 21, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 06, 2022	May 10, 2022	Feb. 22, 2022	Dec. 31, 2018
Shareholders' Equity [Abstract]
Description of ordinary shares issued						On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (250,000 shares of $0.08 par value retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT.
Ordinary shares									500			500				27,389,877	11,961,006
Ordinary price per share (in Dollars per share)												$ 320
Ordinary shares reverse stock split									149,512			149,512
Fair value for convertible debt (in Dollars)																$ 7,680,791	$ 6,425,657
Ordinary shares issued														5,736,811
Convertible notes partial settlement (in Dollars)														$ 3,131,511
Warrant, description														In connection with the certain convertible notes issued on May 2, 2019, the Company issued a warrant on January 18, 2021 to Mr. Jian Ke for purchase of 1,000,000 ordinary shares (12,500 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) (the “warrants”). The warrants carry a term of four years and shall be exercisable at $0.3843 per share ($30.744 per share retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022). Management determined that the warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of March 31, 2022, the total number of warrants outstanding was 250,000 (12,500 retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) with weighted average remaining life of 4 years.
Fair value of warrants (in Dollars)														$ 509,000
Risk free rate														0.33%
Expected term														4 years
Warrant exercise price (in Dollars per share)														$ 1.5372
Volatility rate														131.84%
Dividends
Ordinary shares par value (in Dollars per share)									$ 3.6					$ 0.3
Warrants exercise price per share (in Dollars per share)														$ 0.01
Gross proceeds from offering (in Dollars)															$ 3,115,106
Ordinary shares issued									1,138,889
Underwriting commissions and offering expenses (in Dollars)														$ 3,100,000
Term years														10 years
Voting rights percentage														10.00%
Fair market value														110.00%
Ordinary shares issued									304,709									6,094,180
Gross proceeds transaction (in Dollars)														$ 1,000,000
2021 Equity Incentive Plan [Member]
Shareholders' Equity [Abstract]
Ordinary shares reverse stock split									116,250
Reserved ordinary shares														2,325,000
Equity incentive plan, description														If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.Pursuant to the 2021 Equity Incentive Plan, the Company issued 2,325,000 ordinary shares (116,250 shares retrospectively restated for effect of reverse stock split on May 19, 2022) to its management. The fair value of shares issued pursuant to the 2021 Equity Incentive Plan of $2,334,397 (deducted by legal expenses of $30,000) had been determined using the average share price for the dates of issuance ($0.9911 per ordinary share, $19.8228 per ordinary share retrospectively restated for effect of reverse stock split on May 19, 2022).
Ordinary shares [Member]
Shareholders' Equity [Abstract]
Common stock, par value (in Dollars per share)														$ 0.001
Ordinary shares reverse stock split	[1]													11,279		535
Ordinary shares outstanding	[1]													11,434,129	2,031,394	776,255	433,346
Warrant Agent Agreement [Member]
Shareholders' Equity [Abstract]
Gross proceeds from offering (in Dollars)														$ 3,984,784
Pre funded warrants to purchase ordinary shares			11,521,500
Reverse stock split 2021 [Member]
Shareholders' Equity [Abstract]
Ordinary shares outstanding									776,255				62,057,584
Fractional shares													15,525,094
Reverse stock split 2021 [Member] | Minimum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)																				$ 0.001
Reverse stock split 2021 [Member] | Maximum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)																				$ 0.004
Reverse stock split 2022 [Member]
Shareholders' Equity [Abstract]
Ordinary price per share (in Dollars per share)							$ 0.58
Ordinary shares outstanding										40,627,868
Fractional shares										2,042,673
Ordinary shares purchased (in Dollars per share)							$ 0.08
Ordinary shares purchase price (in Dollars)								$ 1.35
Gross proceeds transaction (in Dollars)		$ 2,194,827
Ordinary shares purchased (in Dollars)							$ 1,724,138
Reverse stock split 2022 [Member] | Mr. Xiao [Member]
Shareholders' Equity [Abstract]
Ordinary shares purchased amount (in Dollars)								$ 1,625,798
Reverse stock split 2022 [Member] | Minimum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)																			$ 0.004
Reverse stock split 2022 [Member] | Maximum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)																			$ 0.08
Convertible Notes [Member]
Shareholders' Equity [Abstract]
Ordinary shares reverse stock split									342,374			342,374
Initial Public Offering [Member]
Shareholders' Equity [Abstract]
Additional ordinary shares					39,975																2,506,300
Public offering price (in Dollars per share)																					$ 4
Ordinary shares				160,426								31,329
Ordinary price per share (in Dollars per share)												$ 320
Public offering price (in Dollars per share)					$ 4
Total gross proceeds (in Dollars)					$ 10,200,000
Ordinary shares reverse stock split									2,005			2,005
2022 Public Offering [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)														$ 0.18
Public offering description											(i) 8,285,260 ordinary shares (the “Firm Shares”) of the Company, par value $0.004 per share, for a public offering price of $0.18 per share, (ii) 11,521,500 pre-funded warrants (the “Pre-funded Warrants”) to purchase 11,521,500 shares (the “Warrant Shares”), for a public offering price of $0.17 per Pre-funded Warrant to those purchasers whose purchase of ordinary shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of this Offering (the “2022 Public Offering”). The Company also granted the Underwriter an over-allotment option to purchase up to 2,971,014 ordinary shares (the “Option Shares”, together with Firm Shares, the “Shares”).
Gross proceeds from offering (in Dollars)														$ 4,100,000
Ordinary shares issued														22,777,774
Reverse stock split 2022 [Member]
Shareholders' Equity [Abstract]
Ordinary shares purchased (in Dollars per share)								$ 0.08

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.